Goodwill - Summary of Weighted Average Cost of Capital (Detail) - US Dollar [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Colombia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	6.00%	7.00%
Rest of Middle Americas [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	9.00%	9.00%
South Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	7.00%	8.00%
Rest of Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%	11.00%